Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Bareboat Charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of June 30, 2019, are shown below:

(in thousands of $)	2019 (1)	2020	2021	2022	2023	2024+
Golar Glacier	8,620	17,147	17,100	17,100	17,100	12,884
Golar Kelvin	8,620	17,147	17,100	17,100	17,100	15,695
Golar Snow	8,620	17,147	17,100	17,100	17,100	15,695
Golar Ice	8,620	17,147	17,100	17,100	17,100	18,599
Golar Tundra (2)	10,284	19,963	19,196	18,449	17,703	30,527
Golar Seal	6,840	13,717	13,717	13,717	13,754	27,433
Golar Crystal (2)	5,617	11,151	11,066	11,016	10,952	35,092
Hilli (2)	58,322	113,845	109,915	105,984	102,148	389,916

(1) For the six months ending December 31, 2019.
(2) The payment obligations relating to the Golar Tundra, Golar Crystal and Hilli above includes variable rental payments due under the lease based on an assumed LIBOR plus margin.

Schedule of Variable Interest Entities
The assets and liabilities of Gimi MS that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	June 30, 2019
Balance sheet
Current assets	48,328
Non-current assets	187,056
Current liabilities	(40,837)

The most significant impact of Gimi MS VIE's operations on our unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Six months ended June 30, 2019
Statement of cash flows
Additions to asset under development	105,339

The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of June 30, 2019 and December 31, 2018, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	June 30, 2019	December 31, 2018
Assets									Total	Total
Restricted cash and short-term deposits	10,652	9	8,707	11,346	—	23,370	4,103	56,789	114,976	176,428

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	146,203	155,626	144,742	120,748	11,065	—	5,748	139,884	724,016	646,513
Long-term interest bearing debt - non-current portion (1)	—	—	—	—	102,256	123,105	88,036	718,800	1,032,197	1,200,774
	146,203	155,626	144,742	120,748	113,321	123,105	93,784	858,684	1,756,213	1,847,287
(1) Where applicable, these balances are net of deferred finance charges.

The assets and liabilities of Hilli LLC(1) that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	June 30, 2019	December 31, 2018
Balance sheet
Current assets	112,646	172,554
Non-current assets	1,366,869	1,392,713
Current liabilities	(200,633)	(278,728)
Non-current liabilities	(805,686)	(842,786)
(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Six months ended June 30, 2019	Six months ended June 30, 2018
Statement of operations
Liquefaction services revenue	109,048	18,577
Realized and unrealized gains on the oil derivative instrument	8,145	111,348

Statement of cash flows
Net debt repayments	39,297	—
Net debt receipts	—	928,280